Expense Example {- Fidelity Advisor Freedom® 2020 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2020 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example:
1 year	$ 656
3 years	824
5 years	1,004
10 years	1,503
Fidelity Advisor Freedom 2020 Fund-Class M
Expense Example:
1 year	457
3 years	681
5 years	919
10 years	1,583
Class C
Expense Example:
1 year	261
3 years	498
5 years	855
10 years	1,840
Class I
Expense Example:
1 year	60
3 years	185
5 years	318
10 years	684
Class Z
Expense Example:
1 year	52
3 years	162
5 years	279
10 years	$ 602